Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document And Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42832
Entity Registrant Name	Klarna Group plc
Entity Address, Address Line One	10 York Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 7ND
Entity Incorporation, State or Country Code	X0
Entity Address, Country	GB
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	KLAR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	377,507,910
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0002003292
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document And Entity Information [Line Items]
Contact Personnel Name	Niclas Neglén
Contact Personnel Email Address	investorrelations@klarna.com
Entity Address, Address Line One	10 York Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 7ND
Entity Address, Country	GB